Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income :
Dividends	$ 120,058	$ 123,573
Interest	50,244	51,230
Net appreciation in fair value of investments	8,743,956	5,935,872
Net investment income	8,914,258	6,110,675
Interest income on loans receivable from participants	46,094	45,228
Contributions:
Employer	462,859	512,169
Participants	640,435	656,786
Rollover	113,039	0
Total contributions	1,216,333	1,168,955
Total additions to net assets	10,176,685	7,324,858
Deductions from net assets attributable to:
Distributions to participants	3,023,779	6,183,058
Trustee and administrative expenses	175,734	66,601
Total deductions from net assets	3,199,513	6,249,659
Net increase	6,977,172	1,075,199
Beginning of year	50,250,051	49,174,852
End of year	$ 57,227,223	$ 50,250,051